Fair Value (Carrying Amounts and Fair Values of Certain Financial Instruments Excluding Financial Instruments Which Are Carried at Fair Value on a Recurring Basis and Those Outside Scope of Asc 825) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2016	Mar. 31, 2015
Financial liabilities:
Long-term debt		¥ 1,055,626	¥ 739,727
Carrying amount
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		48,757,000	42,467,000
Investments		4,819,000	5,647,000
Loans, net of allowance for loan losses	[1]	77,040,000	77,458,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		39,908,000	42,100,000
Interest-bearing deposits		100,228,000	99,272,000
Due to trust accounts		4,467,000	1,241,000
Other short-term borrowings		2,080,000	1,583,000
Long-term debt		13,696,000	13,819,000
Estimated fair value
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		48,757,000	42,467,000
Investments		4,873,000	5,678,000
Loans, net of allowance for loan losses	[1]	78,241,000	78,603,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		39,908,000	42,100,000
Interest-bearing deposits		100,234,000	99,239,000
Due to trust accounts		4,467,000	1,241,000
Other short-term borrowings		2,080,000	1,583,000
Long-term debt		13,863,000	14,030,000
Estimated fair value | Level 1
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		923,000	1,152,000
Investments		4,873,000	5,678,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		17,223,000	14,481,000
Interest-bearing deposits		46,207,000	41,334,000
Estimated fair value | Level 2
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		47,834,000	41,315,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		22,685,000	27,619,000
Interest-bearing deposits		54,027,000	57,905,000
Due to trust accounts		4,467,000	1,241,000
Other short-term borrowings		2,080,000	1,583,000
Long-term debt		12,969,000	13,271,000
Estimated fair value | Level 3
Financial assets:
Loans, net of allowance for loan losses	[1]	78,241,000	78,603,000
Financial liabilities:
Long-term debt		¥ 894,000	¥ 759,000

[1]	Loans, net of allowance for loan losses include items measured at fair value on a nonrecurring basis.